PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Receivable from third-party payment platforms	22,242	21,798
Prepayment for share repurchase	—	6,993
Deductible input VAT	5,035	103
Prepaid rental fees	4,372	2,127
Deposits	2,651	2,728
Others (i)	14,253	11,916
Prepayments and Other Current Assets	48,553	45,665

(i)	Others primarily include riders’ uniforms and delivery boxes, prepaid office expenses, staff advances and other miscellaneous prepayments.